Income Tax Expense_An Analysis Of The Net Profit Before Income Tax And Income Tax Expense(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate Abstract [Abstract]
Profit before tax	[1]	₩ 4,761,632	$ 4,384,116	₩ 4,533,986	₩ 4,301,532
Tax at the applicable tax rate (Amount)	[2]	1,299,087		1,236,484	1,172,559
Non-taxable income (Amount)		(73,855)		(23,601)	(11,888)
Non-deductible expense (Amount)		16,541		19,086	27,551
Tax credit and tax exemption (Amount)		(4,016)		(627)	(637)
Temporary difference for which no deferred tax is recognized (Amount)		22,189		(4,860)	12,260
Changes in recognition and measurement of deferred tax (Amount)		11,616		(100)	(2,692)
Income tax refund for tax of prior years (Amount)		(22,139)		(9,105)	(8,135)
Income tax expense of overseas branch (Amount)		10,739		5,004	3,882
Effects from change in tax rate (Amount)		0		0	(1,470)
Others (Amount)		(811)		(1,494)	48,156
Average effective tax expense	[1]	₩ 1,259,351	$ 1,159,506	₩ 1,220,787	₩ 1,239,586
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation Abstract [Abstract]
Tax at the applicable tax rate (Tax rate)	[2]	27.28%	27.28%	27.27%	27.26%
Non-taxable income (Tax rate)		(1.55%)	(1.55%)	(0.52%)	(0.28%)
Non-deductible expense (Tax rate)		0.35%	0.35%	0.42%	0.64%
Tax credit and tax exemption (Tax rate)		(0.08%)	(0.08%)	(0.01%)	(0.01%)
Temporary difference for which no deferred tax is recognized (Tax rate)		0.47%	0.47%	(0.11%)	0.29%
Changes in recognition and measurement of deferred tax (Tax rate)		0.24%	0.24%	0.00%	(0.06%)
Income tax refund for tax of prior years (Tax rate)		(0.46%)	(0.46%)	(0.20%)	(0.19%)
Income tax expense of overseas branch (Tax rate)		0.23%	0.23%	0.11%	0.09%
Effects from change in tax rate (Tax rate)		0.00%	0.00%	0.00%	(0.03%)
Others (Tax rate)		(0.02%)	(0.02%)	(0.03%)	1.12%
Average effective tax rate		26.45%	26.45%	26.93%	28.82%
Description Of Applicable Tax Rate By Taxable Income		Applicable income tax rate for KRW 200 million and below is 11%, for over KRW 200 million to KRW 20 billion is 22%, for over KRW 20 billion to KRW 300 billion is 24.2% and for over KRW 300 billion is 27.5% for the years ended December 31, 2018, 2019 and 2020.	Applicable income tax rate for KRW 200 million and below is 11%, for over KRW 200 million to KRW 20 billion is 22%, for over KRW 20 billion to KRW 300 billion is 24.2% and for over KRW 300 billion is 27.5% for the years ended December 31, 2018, 2019 and 2020.	Applicable income tax rate for KRW 200 million and below is 11%, for over KRW 200 million to KRW 20 billion is 22%, for over KRW 20 billion to KRW 300 billion is 24.2% and for over KRW 300 billion is 27.5% for the years ended December 31, 2018, 2019 and 2020.	Applicable income tax rate for KRW 200 million and below is 11%, for over KRW 200 million to KRW 20 billion is 22%, for over KRW 20 billion to KRW 300 billion is 24.2% and for over KRW 300 billion is 27.5% for the years ended December 31, 2018, 2019 and 2020.

[1]	The consolidated statements of comprehensive income for the years ended December 31, 2020 and 2019 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2018 has not been restated.
[2]	Applicable income tax rate for KRW 200 million and below is 11%, for over KRW 200 million to KRW 20 billion is 22%, for over KRW 20 billion to KRW 300 billion is 24.2% and for over KRW 300 billion is 27.5% for the years ended December 31, 2018, 2019 and 2020.